UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington

98104

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: March 31, 2020

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES
U.S. Common Stock - 93.8%
American Depository Receipts - 2.5%
Atlantic Power Corp.	2,700	5,778
Eaton Corp, PLC	1,400	108,766
Enbridge Inc.	11,193	325,604
GW Pharmaceuticals PLC	300	26,271
Invesco Ltd.	6,300	57,204
Obsidian Energy Ltd.	485	81
Royal Dutch Shell, PLC	4,300	140,438
Schlumberger Ltd.	1,200	16,188
Seadrill, Ltd.	4	2
Wheaton Precious Metals Corp.	700	19,271
Total American Depository Receipts		699,603
Consumer Staples - 1.6%
Coca Cola Co.	3,500	154,875
The Kraft Heinz Company	4,900	121,226
Walgreens Boots Alliance Inc.	3,850	176,138
Total Consumer Staples		452,239
Consumer Discretionary - 1.0%
Amazon Com Inc.	25	48,743
Genuine Parts Co.	3,400	228,922
Ryman Hospitality Properties Inc.	600	21,510
Total Consumer Discretionary		299,175
Energy - 2.7%
Chevron Corp.	1,800	130,428
Diamond Offshore Drilling, Inc.	1,515	2,772
Exxon Mobil Corp.	5,000	189,850
Kinder Morgan, Inc.	19,919	277,272
Phillips 66	500	26,825
Plains GP Holdings LP	1,400	7,854
Valero Energy Corp.	1,170	53,071
Williams Cos Inc.	6,784	95,994
Total Energy		784,067
Financials - 24.6%
AvalonBay Communities, Inc.	1,750	257,548
Blackstone Group Inc., The	11,800	537,726
Diversified Healthcare Trust	10,400	37,752
EPR Properties	2,575	62,367
Equity Residential PPTYS	3,000	185,130
HCP, Inc.	7,000	151,520
Healthcare Realty Trust, Inc.	5,425	183,645
Highwoods Properties, Inc.	1,300	46,046
Iron Mountain Inc.	8,100	192,780
Kimco Realty Corp.	8,400	81,228
Lamar Advertising Company	6,400	328,192
LTC Properties, Inc.	10,330	319,197
Macerich Co. Com.	1,500	8,445
Mack Cali Rlty Corp.	5,600	85,288
National Retail Properties, Inc.	1,470	47,319
Omega Healthcare Investors, Inc.	5,831	154,755
Prologis, Inc.	10,827	870,166
Prudential Financial Inc.	1,260	65,696
Public Storage Inc.	1,000	198,610
Realty Income Corp.	12,255	611,034
Redwood Trust, Inc.	2,600	13,156
RMR Group, Inc., The	274	7,390
Sabra Health Care REIT, Inc.	2,970	32,432
Hospitality Properties Trust	13,400	72,360
Simon Property Group, Inc.	1,240	68,026
Spirit Realty Capital, Inc.	2,500	65,375
Stag Industrial, Inc.	15,410	347,033
T Rowe Price Group Inc.	5,300	517,545
Tanger Factory Outlet Ctr.	10,800	54,000
Truist Financial Corp.	1,480	45,643
Ventas, Inc.	13,200	353,760
Vornado Realty Trust	3,290	119,131
Washington REIT	8,450	201,702
Wells Fargo & Co.	9,540	273,798
Welltower, Inc.	8,810	403,322
Weyerhaeuser Co.	1,900	32,205
Total Financials		7,031,322
Health Care - 4.1%
Abbvie, Inc.	1,680	127,999
Amgen, Inc.	2,380	482,497
Five Star Senior Living, Inc.	6,900	384,606
Bristol Myers Squibb	704	1,957
Pfize,r Inc.	5,000	163,200
Total Healthcare		1,160,260
Industrials - 2.1%
General Electric Co.	24,550	194,927
Pitney Bowes, Inc.	3,000	6,120
United Parcel Service	3,670	342,851
Wabtec Corp.	131	6,305
Watsco, Inc.	300	47,409
Total Industrials		597,612
Information Technology - 3.9%
Apple, Inc.	170	43,229
Cisco Systems, Inc.	4,300	169,033
International Business Machines Corp.	2,370	262,904
Paychex, Inc.	9,925	624,481
Total Information Technology		1,099,647
Master Limited Partnerships - 3.1%
Alliancebernstein Holding LP	1,700	31,603
CVR Partners LP	4,760	4,903
Energy Transfer Partners LP	15,960	73,416
Enterprise Products Partners LP	20,400	291,720
Magellan Midstream Partners LP	7,600	277,324
MPLX LP	2,180	25,332
Nustar Energy LP	4,100	35,219
Plains All American Pipeline LP	3,914	20,666
Suburban Propane Partners LP	3,200	45,248
Targa Resources Corp.	1,160	8,016
TC Pipelines LP	2,300	63,204
Total Master Limited Partnerships		876,650
Materials - 0.2%
International Paper Co	1,900	59,147
Total Mutual Funds		59,147
Mutual Funds - 3.3%
Blackrock Floating Rate Income Trust	3,179	31,186
John Hancock Preferred Income Fund	3,284	52,774
iShares Investment Grade Corp. Bonds	640	79,046
iShares US Preferred ETF	2,516	80,109
iShares 1-3 Year Treasury Bond	7,200	624,024
SPDR Bloomberg Barclays High Yield Bond ETF	866	82,045
Total Mutual Funds		949,185
Telecommunication Services - 8.0%
AT & T, Inc.	29,570	861,966
Centurylink, Inc.	6,900	65,274
Consolidated Communications	9,600	43,680
Verizon Communications	24,540	1,318,534
Total Telecommunication Services		2,289,454
Utilities - 36.7%
Alliant Energy Corp.	14,900	719,521
American Electric Power, Inc.	8,240	659,035
Centerpoint Energy, Inc.	19,800	305,910
Consolidated Edison	8,100	631,800
Dominion Energy, Inc.	10,900	786,871
Duke Energy Corp.	9,095	735,604
Entergy Corp.	4,170	391,855
Eversource Energy	10,481	819,719
Exelon Corp.	6,500	239,265
Firstenergy Corp	7,605	304,732
NextEra Energy, Inc.	3,170	762,765
OGE Energy Corp. Co.	11,200	344,176
Oneok Inc. Co.	1,600	34,896
PPL Corporation	13,945	344,163
Public Service Enterprise Group, Inc.	12,000	538,920
Sempra Corp	1,740	196,603
Southern Company	14,730	797,482
UGI Corp. New Com.	4,611	122,975
WEC Energy Group, Inc.	10,840	955,329
Xcel Energy, Inc.	12,770	770,031
Total Utilities		10,461,652

Total U.S. Common Stock (Cost $31,861,715)		$ 26,760,012
Cash Equivalents - 6.2%
Total Cash Equivalents (Cost $1,776,938)		$ 1,776,938

TOTAL INVESTMENT IN SECURITIES (Cost $33,638,653)		$ 28,536,950

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of March 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		0		0
US Common Stock	26,760,0212			26,760,012
Cash Equivalents	1,776,938			1,776,938
TOTALS				$28,536,950

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date:April 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: April 22, 2020